Equity Incentive Plans - 2023 Equity Incentive Plan (Details)	6 Months Ended
Jun. 30, 2023 shares
2023 and 2014 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value of shares	100.00%
2023 and 2014 Plans | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year
2023 and 2014 Plans | Minimum | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	2 years
2023 and 2014 Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of awards (in years)	10 years
2023 and 2014 Plans | Maximum | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years
2023 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to grant	980,000,000
Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding stock options and restricted stock units	855,637,300
Number of shares remained available for issuance	736,944,200
Equity Incentive Plan 2014 [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to grant	1,835,637,300